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June 3, 2008


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


ATTN:   Ms. Patsy Mengiste
        Document Control - EDGAR

RE:     RiverSource Selected Series, Inc.
             RiverSource Precious Metals and Mining Fund
        Post-Effective Amendment No. 48
        File Nos. 2-93745/811-4132
        Accession Number: 0000950137-08-007971

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced fund do not differ from that contained in Registrant's Post-Effective Amendment No. 48 (Amendment). This Amendment was filed electronically on May 29, 2008.

If you have any questions regarding this filing, please contact either Erin Nygard at (612) 671-2543 or me at (612) 671-4321.

Sincerely,


/s/ Christopher O. Petersen
-----------------------------------------
    Christopher O. Petersen
    Vice President and Group Counsel
    Ameriprise Financial, Inc.